SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Apr. 09, 2015	Apr. 08, 2015	Dec. 31, 2013
Stock Issued During Period, Shares, Conversion of Convertible Securities	40,591,051
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 234,355	$ 268,696
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000			2,000,000,000
Subsequent Event [Member]
Convertible promissory note		$ 112,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	24,164,070	44,327,315
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 52,000
Common Stock, Shares Authorized			2,000,000,000	1,000,000,000